ACQUISITIONS - Fair Value of Assets and Liabilities Assumed (Details) - USD ($) $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 11, 2020	Jun. 05, 2020	Dec. 30, 2019	Oct. 21, 2019	Sep. 27, 2020	Apr. 04, 2021	Jan. 03, 2021	Jan. 03, 2021	Jan. 03, 2021	Dec. 26, 2021	Aug. 29, 2020	Aug. 28, 2020	Dec. 29, 2019	Nov. 19, 2019	Dec. 30, 2018
Business Acquisition [Line Items]
Tax consideration	$ 4,468
Tax Receivable Agreement obligations to the Continuing Members						$ 28,700		$ 28,700	$ 28,700
Identifiable Intangible assets						871,150	$ 871,150	871,150	871,150
Goodwill						880,063	862,183	862,183	862,183		$ 644,956	$ 207,456	$ 202,407		$ 130,907
Income tax refund receivable							4,500	4,500	$ 4,500	$ 4,500
Income tax payable						4,500	4,500
Customer Relationships
Business Acquisition [Line Items]
Identifiable Intangible assets						$ 443,500
Trademarks
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period						15 years			15 years
Customer Relationships
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period						25 years			25 years
Customer Relationships | Customer Relationships
Business Acquisition [Line Items]
Identifiable Intangible assets							443,500	443,500	$ 443,500
Common Class V
Business Acquisition [Line Items]
Conversion of Continuing Members' Retained Restricted Units (in shares)		3,483,022			3,483,022
Utz Brands, Inc.
Business Acquisition [Line Items]
Total cash consideration		$ 199,161
Tax Receivable Agreement obligations to the Continuing Members		28,690
Total purchase consideration		293,093
Noncontrolling interest		896,701
Net debt assumed		648,150
Total business enterprise value		1,837,944
Utz Brands, Inc. | Phantom Units
Business Acquisition [Line Items]
Equity consideration		11,175
Utz Brands, Inc. | Common Class A
Business Acquisition [Line Items]
Equity consideration		54,067
Total purchase consideration		$ 293,093
Utz Brands Holdings, Inc.
Business Acquisition [Line Items]
Cash and cash equivalents						$ 13,713	13,713	13,713	13,713
Accounts receivable						119,339	119,339	119,339	119,339
Inventory						63,862	63,862	63,862	63,862
Prepaid expenses and other assets						6,116	6,116	6,116	6,116
Notes receivable						29,453	29,453	29,453	29,453
Property, plant and equipment						269,951	269,951	269,951	269,951
Identifiable Intangible assets						871,150	871,150	871,150	871,150
Other assets						7,086	7,086	7,086	7,086
Total assets acquired:						1,380,670	1,380,670	1,380,670	1,380,670
Accounts payable						49,531	49,531	49,531	49,531
Accrued expenses						78,223	78,223	78,223	78,223
Notes payable						34,547	34,547	34,547	34,547
Deferred tax liability						25,381	25,381	25,381	25,381
Total liabilities assumed:						187,682	187,682	187,682	187,682
Net identifiable assets acquired						1,192,988	1,192,988	1,192,988	1,192,988
Goodwill						$ 644,956	644,956	644,956	644,956
Truco Holdco Inc.
Business Acquisition [Line Items]
Purchase consideration	403,963
Total cash consideration	404,000			$ 141,400
Total purchase consideration	408,431
Cash and cash equivalents	5,811
Accounts receivable	15,609
Inventory	2,629
Prepaid expenses and other assets	5,090
Property, plant and equipment	461
Other assets	1,219
Total assets acquired:	255,819
Accounts payable	5,702
Accrued expenses	4,492
Deferred tax liability	50,855
Total liabilities assumed:	61,075
Net identifiable assets acquired	194,744
Goodwill	213,687
Other liabilities	$ 26
Truco Holdco Inc. | Customer Relationships
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period	15 years
Finite-lived intangible assets	$ 225,000
Truco Holdco Inc. | Customer Relationships
Business Acquisition [Line Items]
Indefinite-lived intangible assets	$ 225,000
Kennedy
Business Acquisition [Line Items]
Total purchase consideration									138,072
Cash and cash equivalents							227	227	227
Accounts receivable							12,331	12,331	12,331
Inventory							7,443	7,443	7,443
Prepaid expenses and other assets							129	129	129
Property, plant and equipment							19,175	19,175	19,175
Total assets acquired:							73,230	73,230	73,230
Accounts payable							4,996	4,996	4,996
Accrued expenses							1,644	1,644	1,644
Total liabilities assumed:							6,658	6,658	6,658
Net identifiable assets acquired							66,572	66,572	66,572
Goodwill							71,500	71,500	71,500
Other non-current liabilities							18	18	18
Kennedy | Customer Relationships
Business Acquisition [Line Items]
Finite-lived intangible assets							13,200	13,200	13,200
Kennedy | Trademarks
Business Acquisition [Line Items]
Indefinite-lived intangible assets							20,810	20,810	$ 20,810
Kennedy | Favorable And Unfavorable Lease Intangibles
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period									3 years
Indefinite-lived intangible assets							$ 85	$ 85	$ 85
Kitchen Cooked
Business Acquisition [Line Items]
Total cash consideration			$ 6,900
Goodwill			$ 4,100											$ 4,100
Kitchen Cooked | Customer Relationships
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period	15 years
Finite-lived intangible assets														$ 2,100